Other Financial Liabilities - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Liabilities [Line Items]
Fair value of current and non-current unsecured liabilities	$ 4,017,861	$ 4,877,583
Borrowings	35,064	29,474	$ 40,867
Long-term, lines of credit	706,000
Bank Loans [Member] | Level 2 [Member]
Disclosure Of Financial Liabilities [Line Items]
Fair value of current and non-current bank borrowings	$ 1,552,781
Fair value of current and non-current unsecured liabilities		$ 1,309,690